Investments in Unconsolidated Subsidiaries and Affiliates (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of investments in unconsolidated subsidiaries and affiliates
Equity method	$ 340	$ 501
Cost method	5	5
Total	$ 345	$ 506